SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

year ended December 31, 2013 (millions of Canadian dollars)	Natural Gas Pipelines	Oil Pipelines	Energy	Corporate	Total
Revenues	4,497	1,124	3,176	—	8,797
Income from Equity Investments	145	—	452	—	597
Plant Operating Costs and Other	(1,405)	(328)	(833)	(108)	(2,674)
Commodity Purchases Resold	—	—	(1,317)	—	(1,317)
Property Taxes	(329)	(44)	(72)	—	(445)
Depreciation and Amortization	(1,027)	(149)	(293)	(16)	(1,485)
	1,881	603	1,113	(124)	3,473
Interest Expense					(1,046)
Interest Income and Other					72
Income before Income Taxes					2,499
Income Tax Expense					(605)
Net Income					1,894
Net Income Attributable to Non-Controlling Interests					(105)
Net Income Attributable to Controlling Interests					1,789
Preferred Share Dividends					(20)
Net Income Attributable to Common Shares					1,769

year ended December 31, 2012 (millions of Canadian dollars)	Natural Gas Pipelines	Oil Pipelines	Energy	Corporate	Total
Revenues	4,264	1,039	2,704	—	8,007
Income from Equity Investments	157	—	100	—	257
Plant Operating Costs and Other	(1,365)	(296)	(819)	(97)	(2,577)
Commodity Purchases Resold	—	—	(1,049)	—	(1,049)
Property Taxes	(315)	(45)	(74)	—	(434)
Depreciation and Amortization	(933)	(145)	(283)	(14)	(1,375)
	1,808	553	579	(111)	2,829
Interest Expense					(1,037)
Interest Income and Other					125
Income before Income Taxes					1,917
Income Tax Expense					(461)
Net Income					1,456
Net Income Attributable to Non-Controlling Interests					(96)
Net Income Attributable to Controlling Interests					1,360
Preferred Share Dividends					(22)
Net Income Attributable to Common Shares					1,338

year ended December 31, 2011 (millions of Canadian dollars)	Natural Gas Pipelines	Oil Pipelines[1]	Energy	Corporate	Total
Revenues	4,244	827	2,768	—	7,839
Income from Equity Investments	159	—	256	—	415
Plant Operating Costs and Other	(1,221)	(209)	(842)	(86)	(2,358)
Commodity Purchases Resold	—	—	(991)	—	(991)
Property Taxes	(307)	(31)	(72)	—	(410)
Depreciation and Amortization	(923)	(130)	(261)	(14)	(1,328)
	1,952	457	858	(100)	3,167
Interest Expense					(1,078)
Interest Income and Other					89
Income before Income Taxes					2,178
Income Tax Expense					(546)
Net Income					1,632
Net Income Attributable to Non-Controlling Interests					(107)
Net Income Attributable to Controlling Interests					1,525
Preferred Share Dividends					(22)
Net Income Attributable to Common Shares					1,503

Reconciliation of Assets from Segment to Consolidated

at December 31 (millions of Canadian dollars)	2013	2012
Natural Gas Pipelines	25,165	23,210
Oil Pipelines	13,253	10,485
Energy	13,747	13,157
Corporate	4,461	4,450
	56,626	51,302

Revenue from External Customers by Geographic Areas

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Revenues
Canada – domestic	4,659	3,527	3,929
Canada – export	997	1,121	1,087
United States	3,029	3,252	2,752
Mexico	112	107	71
	8,797	8,007	7,839

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Revenues
Canada – domestic	4,659	3,527	3,929
Canada – export	997	1,121	1,087
United States	3,029	3,252	2,752
Mexico	112	107	71
	8,797	8,007	7,839

at December 31 (millions of Canadian dollars)	2013	2012
Plant, Property and Equipment
Canada	18,462	18,054
United States	17,570	14,904
Mexico	1,574	755
	37,606	33,713

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Natural Gas Pipelines	1,776	1,389	917
Oil Pipelines	2,483	1,145	1,204
Energy	152	24	384
Corporate	50	37	8
	4,461	2,595	2,513